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October 6, 2023
Renee M. Hardt
Shareholder
+1 312 609 7616
rhardt@vedderprice.com

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	The Oberweis Funds (the “Registrant”); File No. 811-04854

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of voting Institutional Class shares of beneficial interest of Oberweis International Opportunities Fund, a series of the Registrant (the “Acquiring Fund”), in connection with the reorganization of Oberweis International Opportunities Institutional Fund, a series of the Registrant, into the Acquiring Fund. For your information, the Registrant has filed a Post-Effective Amendment to the Registration Statement on Form N-1A for purposes of registering Institutional Class shares of the Acquiring Fund.

Please contact Renee M. Hardt at (312) 609-7616 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Renee M. Hardt
Renee M. Hardt

RMH/ser

Enclosures

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